Bonds Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bonds Payable [Abstract]
Schedule of bonds payable
	December 31, 2021	March 31, 2022
Long – term bonds payable
Huzhou Saiyuan	$73,147	$73,147
Total	$73,147	$73,147

	December 31, 2020	December 31, 2021
Bonds payable
Third-party investors	$29,915	$—
Total	$29,915	$—

Long – term bonds payable
Huzhou Saiyuan Equity Investment Partnership (L.P.) (“Huzhou Saiyuan”)	$73,147	$73,147
Total	$73,147	$73,147

Schedule of repayments and interests
Issuance Date	Subscribed Amount	Maturity Date	Repayment Amount	Annual Interest Rate
February 1, 2019	$29,259 (RMB200 million)	June 30, 2023	$29,259 (RMB200 million)	3%~4%
December 31, 2018	$29,259 (RMB200 million)	April 28, 2024	$14,629 (RMB100 million)	0%~4%
		July 11, 2024	$7,315 (RMB50 million)	0%~4%
		October 1, 2024	$7,315 (RMB50 million)	0%~4%
January 1, 2020	$14,629 (RMB100 million)	April 13, 2026	$14,629 (RMB100 million)	3%~4%

Issuance Date	Subscribed Amount	Maturity Date	Repayment Amount	Annual Interest Rate
February 1, 2019	$29,259 (RMB200 million)	June 30, 2023	$29,259 (RMB200 million)	3%~4%
December 31, 2018	$29,259 (RMB200 million)	April 28, 2024	$14,629 (RMB100 million)	0%~4%
		July 11, 2024	$7,315 (RMB50 million)	0%~4%
		October 1, 2024	$7,315 (RMB50 million)	0%~4%
January 1, 2020	$14,629 (RMB100 million)	April 13, 2026	$14,629 (RMB100 million)	3%~4%